SHAREHOLDERS’ EQUITY (Details Narrative)	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 22, 2020 shares	Oct. 09, 2020 shares	Dec. 31, 2019 $ / shares shares
Common Stock, Shares Authorized	300,000,000	300,000,000	300,000,000			300,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001	$ 0.001				$ 0.001
Ordinary Shares, shares issued	31,811,523	31,500,693	31,500,693		31,396,394	28,000,000
The Crone Law Group [Member]
Ordinary Shares, shares issued				103,610
Sichuan Wetouch Technology Co. Ltd. [Member]
Reserve fund		$ 1,058,590	¥ 6,907,298